Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Acquisitions [Abstract]
Schedule of value the total consideration
Amount
Cash issued	$3,000,000
Debt issued	5,600,000
Total consideration	$8,600,000

Amount
Cash issued	$6,000,000
Debt issued	6,000,000
Total consideration	$12,000,000

Amount
Cash issued	$2,200,000
Debt issued	3,800,000
Total consideration	$6,000,000

Amount
Equity issued	$425,000
Total consideration	$425,000

Schedule of purchase price allocation for the assets acquired and liabilities
Amount
Tangible assets acquired	$635,223
Liabilities assumed	(635,233)
Intangible assets	8,600,000
Net assets acquired	$8,600,000

Amount
Tangible assets acquired	$3,700,000
Liabilities assumed	(1,102,057)
Intangible assets	8,060,000
Goodwill	1,342,000
Net assets acquired	$12,000,000

Amount
Tangible assets acquired	$44,330
Liabilities assumed	(21,567)
Intangible assets	5,977,237
Net assets acquired	$6,000,000

Amount
Tangible assets acquired	$114,284
Liabilities assumed	(273,504)
Intangible assets	584,220
Net assets acquired	$425,000

Schedule of intangible assets acquired from Ceautamed have estimated useful lives and values
	Useful life in years	Amount
Non-compete agreements	3	$785,530
Customer contracts	10	7,429,271
Intellectual property	10	385,199
Total intangible assets		$8,600,000

Schedule of proforma combined results of operations
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenues	$5,643,449	$3,885,858	$15,927,943	$17,003,901
Operating loss	$(1,415,979)	$(1,300,481)	$(7,096,841)	$(2,387,786)
Loss per share, basic and diluted	$(0.07)	$(0.09)	$(0.77)	$(0.17)
Weighted average shares outstanding, basic and diluted	28,008,542	13,818,890	28,008,542	13,818,890

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net sales	$18,477,166	$18,495,670
Net income (loss)	$(12,121,307)	$(7,424,046)

Earnings (loss) per share, basic and diluted	$(0.90)	$(1.23)
Weighted average shares outstanding, basic and diluted	13,397,034	6,031,685

Schedule of intangible assets acquired
Amount
Customer relationships	$4,220,000
Tradename	2,010,000
Developed technology	1,570,000
Patent	230,000
Non-compete agreement	30,000
Goodwill	1,342,000
Total intangible assets	$9,402,000

Amount
Non-compete agreements	$780,000
Customer relationships	5,197,237
Total intangible assets	$5,977,237

Amount
License agreements	$584,220
Total intangible assets	$584,220